Consolidated Statement of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 41,380,440	$ 48,482,015	$ 35,504,392
Cost of revenue	(31,088,542)	(39,130,522)	(26,462,637)
Gross profit	10,291,898	9,351,493	9,041,755
Selling and marketing expenses	(8,369,739)	(11,569,386)	(8,013,933)
General and administrative expenses	(17,080,251)	(17,365,313)	(11,017,765)
Consultancy and professional fees	(1,725,675)	(2,114,707)	(6,120,494)
Government grants	2,325,960	4,318,726	2,546,360
Operating loss	(14,557,807)	(17,379,187)	(13,564,077)
Finance costs	(268,517)	(552,751)	(2,679,763)
Finance income	18,959	15,036	145,107
Share of loss of a joint venture	(213,805)	(283,055)	(94,210)
Fair value change of warrants liabilities	(575,224)	6,697,574
Recapitalization expense		(48,521,756)
Foreign exchange loss, net	(2,656,846)	(3,129,330)	(1,558,780)
Other income	3,242,597	2,825,374	41,419
Loss before tax	(15,010,643)	(60,328,095)	(17,710,304)
Income tax expense	(654,991)	(892,937)	(340,003)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(15,665,634)	(61,221,032)	(18,050,307)
Attributable to:
Equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Non-controlling interests	$ 147,717	$ (201,682)	$ (263,626)
Basic loss per share attributable to equity holders of the Parent (in Dollars per share)	$ (0.6)	$ (2.35)	$ (1.03)